UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2020

CLEARBRIDGE

TACTICAL DIVIDEND INCOME FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to generate high current income, with capital appreciation as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Tactical Dividend Income Fund for the six-month reporting period ended April 30, 2020. Please read on for Fund performance during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

II	ClearBridge Tactical Dividend Income Fund

Performance review

For the six months ended April 30, 2020, Class A shares of ClearBridge Tactical Dividend Income Fund, excluding sales charges, returned -15.36%. The Fund’s unmanaged benchmark, the Dow Jones U.S. Select Dividend Indexi, returned -19.09% and the Fund’s Composite Benchmarkii returned -18.67% for the same period. The Lipper Equity Income Funds Category Averageiii returned -12.23% over the same time frame.

Performance Snapshot as of April 30, 2020 (unaudited)
(excluding sales charges)	6 months
ClearBridge Tactical Dividend Income Fund:
Class A	-15.36%
Class A2	-15.39%
Class C	-15.61%
Class I	-15.23%
Class IS	-15.17%
Dow Jones U.S. Select Dividend Index	-19.09%
Composite Benchmark	-18.67%
Lipper Equity Income Funds Category Average	-12.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2020, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class I and Class IS shares were 1.64%, 1.71%, 2.38%, 1.37% and 1.47%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.00% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund

ClearBridge Tactical Dividend Income Fund	III

Performance review (cont’d)

operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

RISKS: Equity and equity-related securities are subject to market and price fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political, social and economic conditions, which could increase volatility. These risks are heightened in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Fund may invest in real estate investment trusts (“REITs”), which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as the risks associated with the real estate markets. Investments in MLPs include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, changes in tax laws, and other risks of the MLP and energy sector. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

IV	ClearBridge Tactical Dividend Income Fund

Dividends fluctuate and are subject to change. Dividends represent past performance and there is no guarantee they will continue to be paid. Diversification does not guarantee a profit or protect against a loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Dow Jones U.S. Select Dividend Index consists of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts (REITs)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for the United States equity securities.

ii

The Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI U.S. REIT Index. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Alerian MLP Index is a composite of the fifty most prominent energy master limited partnerships (“MLPs”) and is calculated using a float-adjusted, capitalization-weighted methodology. The MSCI U.S. REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI U.S. Investable Market Index (IMI) which captures large, mid- and small caps securities. The Index represents about 99% of the U.S. REIT universe.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 506 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Tactical Dividend Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2020 and October 31, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six months ended April 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-15.36%	$1,000.00	$846.40	1.20%	$5.51	Class A	5.00%	$1,000.00	$1,018.90	1.20%	$6.02
Class A2	-15.39	1,000.00	846.10	1.28	5.88	Class A2	5.00	1,000.00	1,018.50	1.28	6.42
Class C	-15.61	1,000.00	843.90	1.96	8.99	Class C	5.00	1,000.00	1,015.12	1.96	9.82
Class I	-15.23	1,000.00	847.70	0.95	4.36	Class I	5.00	1,000.00	1,020.14	0.95	4.77
Class IS	-15.17	1,000.00	848.30	0.90	4.14	Class IS	5.00	1,000.00	1,020.39	0.90	4.52

2	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

[1]	For the six months ended April 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2020

ClearBridge Tactical Dividend Income Fund

Security	Shares	Value
Common Stocks — 69.0%
Communication Services — 3.9%
Diversified Telecommunication Services — 3.9%
AT&T Inc.	230,000	$7,008,100
Verizon Communications Inc.	61,030	3,506,174
Total Communication Services		10,514,274
Consumer Staples — 3.7%
Beverages — 1.2%
Coca-Cola Co.	16,900	775,541
PepsiCo Inc.	18,880	2,497,635
Total Beverages		3,273,176
Household Products — 2.5%
Kimberly-Clark Corp.	22,000	3,046,560
Procter & Gamble Co.	31,500	3,712,905
Total Household Products		6,759,465
Total Consumer Staples		10,032,641
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Williams Cos. Inc.	69,570	1,347,571
Financials — 11.1%
Banks — 0.6%
Bank of America Corp.	59,040	1,419,912
Capital Markets — 9.1%
Apollo Global Management Inc.	54,090	2,190,104
Blackstone Group Inc., Class A Shares	276,360	14,437,046
Carlyle Group Inc.	143,340	3,359,890
CME Group Inc.	10,490	1,869,423
Intercontinental Exchange Inc.	29,960	2,679,922
Total Capital Markets		24,536,385
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
AGNC Investment Corp.	302,310	3,754,690
Total Financials		29,710,987
Health Care — 6.7%
Biotechnology — 0.7%
Amgen Inc.	8,430	2,016,624
Pharmaceuticals — 6.0%
Johnson & Johnson	18,500	2,775,740
Merck & Co. Inc.	122,590	9,726,291
Pfizer Inc.	92,070	3,531,805
Total Pharmaceuticals		16,033,836
Total Health Care		18,050,460

See Notes to Financial Statements.

4	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

ClearBridge Tactical Dividend Income Fund

Security	Shares	Value
Industrials — 8.3%
Aerospace & Defense — 5.6%
Lockheed Martin Corp.	32,000	$12,449,920
Raytheon Technologies Corp.	40,450	2,621,564
Total Aerospace & Defense		15,071,484
Electrical Equipment — 0.5%
Emerson Electric Co.	22,000	1,254,660
Machinery — 2.2%
Otis Worldwide Corp.	42,700	2,173,857	*
Stanley Black & Decker Inc.	34,000	3,746,800
Total Machinery		5,920,657
Total Industrials		22,246,801
Information Technology — 20.2%
Communications Equipment — 0.5%
Cisco Systems Inc.	30,820	1,306,152
IT Services — 0.5%
Paychex Inc.	19,830	1,358,751
Semiconductors & Semiconductor Equipment — 5.2%
Intel Corp.	48,140	2,887,437
Maxim Integrated Products Inc.	33,890	1,863,272
Microchip Technology Inc.	15,430	1,353,674
QUALCOMM Inc.	65,490	5,152,099
Texas Instruments Inc.	23,830	2,765,948
Total Semiconductors & Semiconductor Equipment		14,022,430
Software — 9.5%
Microsoft Corp.	103,530	18,553,611
NortonLifeLock Inc.	226,380	4,815,103
Oracle Corp.	41,240	2,184,483
Total Software		25,553,197
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	41,000	12,045,800
Total Information Technology		54,286,330
Materials — 1.4%
Chemicals — 1.4%
Air Products & Chemicals Inc.	12,150	2,740,797
Huntsman Corp.	68,000	1,143,080
Total Materials		3,883,877
Real Estate — 10.3%
Equity Real Estate Investment Trusts (REITs) — 10.3%
Alexandria Real Estate Equities Inc.	42,900	6,739,161
American Tower Corp.	19,230	4,576,740

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2020

ClearBridge Tactical Dividend Income Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Apartment Investment & Management Co., Class A Shares	69,686	$2,625,072
AvalonBay Communities Inc.	16,620	2,708,229
Boston Properties Inc.	6,620	643,331
Equinix Inc.	7,550	5,097,760
Equity LifeStyle Properties Inc.	21,090	1,271,938
Equity Residential	43,120	2,805,387
Prologis Inc.	14,690	1,310,789
Total Real Estate		27,778,407
Utilities — 2.9%
Electric Utilities — 2.9%
Edison International	65,340	3,836,112
NextEra Energy Inc.	17,110	3,954,463
Total Utilities		7,790,575
Total Common Stocks (Cost — $126,056,615)		185,641,923
	Shares/ Units
Master Limited Partnerships — 17.9%
Diversified Energy Infrastructure — 6.2%
Energy Transfer LP	1,100,000	9,240,000
Enterprise Products Partners LP	414,170	7,272,825
Total Diversified Energy Infrastructure		16,512,825
Gathering/Processing — 0.6%
Rattler Midstream LP	249,910	1,704,386
Global Infrastructure — 1.9%
Brookfield Renewable Partners LP	109,500	5,169,970
Liquids Transportation & Storage — 2.7%
Magellan Midstream Partners LP	132,160	5,435,741
PBF Logistics LP	191,350	1,653,264
Total Liquids Transportation & Storage		7,089,005
Oil/Refined Products — 3.0%
CrossAmerica Partners LP	252,260	3,241,541
MPLX LP	121,000	2,190,100
Sunoco LP	109,980	2,729,704
Total Oil/Refined Products		8,161,345
Petrochemicals — 1.8%
Westlake Chemical Partners LP	273,759	4,922,187
Shipping — 1.7%
KNOT Offshore Partners LP	320,000	4,537,600
Total Master Limited Partnerships (Cost — $52,086,705)		48,097,318

See Notes to Financial Statements.

6	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

ClearBridge Tactical Dividend Income Fund

Security	Rate	Shares	Value
Convertible Preferred Stocks — 10.8%
Health Care — 2.4%
Health Care Equipment & Supplies — 1.5%
Danaher Corp.	4.750%	3,500	$4,161,920
Pharmaceuticals — 0.9%
Elanco Animal Health Inc.	5.000%	50,457	2,321,022
Total Health Care			6,482,942
Information Technology — 4.7%
Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Inc.	8.000%	12,460	12,677,302
Real Estate — 2.4%
Equity Real Estate Investment Trusts (REITs) — 2.4%
Crown Castle International Corp.	6.875%	4,600	6,407,800
Utilities — 1.3%
Multi-Utilities — 1.3%
Sempra Energy	6.750%	34,000	3,444,540
Total Convertible Preferred Stocks (Cost — $27,049,287)			29,012,584
Investments in Underlying Funds — 1.8%
Ares Capital Corp.		92,260	1,184,619	(a)
Barings BDC Inc.		139,970	946,197	(a)
TriplePoint Venture Growth BDC Corp.		336,422	2,704,833	(a)
Total Investments in Underlying Funds (Cost — $7,103,604)			4,835,649
Total Investments before Short-Term Investments (Cost — $212,296,211)			267,587,474

	Rate
Short-Term Investments — 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.184%	1,175,422	1,175,422
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.217%	293,855	293,855	(b)
Total Short-Term Investments (Cost — $1,469,277)			1,469,277
Total Investments — 100.0% (Cost — $213,765,488)			269,056,751
Liabilities in Excess of Other Assets — (0.0)%			(92,961)
Total Net Assets — 100.0%			$268,963,790

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2020

ClearBridge Tactical Dividend Income Fund

*	Non-income producing security.

(a)	Security is a business development company.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At April 30, 2020, the total market value of investments in Affiliated Companies was $293,855 and the cost was $293,855 (Note 8).

See Notes to Financial Statements.

8	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $213,471,633)	$268,762,896
Investments in affiliated securities, at value (Cost — $293,855)	293,855
Foreign currency, at value (Cost — $27,949)	26,927
Dividends and interest receivable	764,544
Receivable for Fund shares sold	42,287
Prepaid expenses	38,128
Total Assets	269,928,637

Liabilities:
Payable for Fund shares repurchased	577,877
Investment management fee payable	156,733
Transfer agent fees payable	87,453
Service and/or distribution fees payable	75,573
Trustees’ fees payable	1,319
Accrued expenses	65,892
Total Liabilities	964,847
Total Net Assets	$268,963,790

Net Assets:
Par value (Note 7)	$182
Paid-in capital in excess of par value	335,052,155
Total distributable earnings (loss)	(66,088,547)
Total Net Assets	$268,963,790

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2020

Net Assets:
Class A	$106,250,562
Class A2	$48,977,307
Class C	$58,289,247
Class I	$54,428,070
Class IS	$1,018,604

Shares Outstanding:
Class A	7,119,331
Class A2	3,293,188
Class C	4,129,023
Class I	3,618,915
Class IS	67,776

Net Asset Value:
Class A (and redemption price)	$14.92
Class A2 (and redemption price)	$14.87
Class C*	$14.12
Class I (and redemption price)	$15.04
Class IS (and redemption price)	$15.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.83
Class A2 (based on maximum initial sales charge of 5.75%)	$15.78

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended April 30, 2020

Investment Income:
Dividends	$8,320,097
Interest from unaffiliated investments	13,518
Interest from affiliated investments	2,286
Less: Foreign taxes withheld	(6,595)
Total Investment Income	8,329,306

Expenses:
Investment management fee (Note 2)	1,220,660
Service and/or distribution fees (Notes 2 and 5)	598,073
Transfer agent fees (Note 5)	203,745
Registration fees	41,293
Fund accounting fees	35,305
Audit and tax fees	25,838
Trustees’ fees	14,027
Shareholder reports	12,687
Legal fees	11,314
Insurance	2,551
Custody fees	2,410
Franchise taxes	1,740
Interest expense	956
Miscellaneous expenses	3,177
Total Expenses	2,173,776
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,167)
Net Expenses	2,171,609
Net Investment Income	6,157,697

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(23,297,728)
Foreign currency transactions	3,949
Net Realized Loss	(23,293,779)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(35,883,377)
Foreign currencies	(5,062)
Change in Net Unrealized Appreciation (Depreciation)	(35,888,439)
Net Loss on Investments and Foreign Currency Transactions	(59,182,218)
Decrease in Net Assets From Operations	$(53,024,521)

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2020 (unaudited) and the Year Ended October 31, 2019	2020	2019

Operations:
Net investment income	$6,157,697	$7,126,044
Net realized gain (loss)	(23,293,779)	6,587,910
Change in net unrealized appreciation (depreciation)	(35,888,439)	43,164,685
Increase (Decrease) in Net Assets From Operations	(53,024,521)	56,878,639

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,875,862)	(7,932,461)
Return of capital	—	(7,904,061)
Decrease in Net Assets From Distributions to Shareholders	(7,875,862)	(15,836,522)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,471,663	36,605,926
Reinvestment of distributions	7,588,498	15,231,183
Cost of shares repurchased	(45,971,125)	(109,394,942)
Decrease in Net Assets From Fund Share Transactions	(25,910,964)	(57,557,833)
Decrease in Net Assets	(86,811,347)	(16,515,716)

Net Assets:
Beginning of period	355,775,137	372,290,853
End of period	$268,963,790	$355,775,137

See Notes to Financial Statements.

12	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.13	$16.10	$16.63	$16.15	$16.43	$19.41

Income (loss) from operations:
Net investment income	0.33	0.37	0.50	0.43	0.37	0.57
Net realized and unrealized gain (loss)	(3.11)	2.44	(0.25)	0.90	0.21 [3]	(2.58)
Total income (loss) from operations	(2.78)	2.81	0.25	1.33	0.58	(2.01)

Less distributions from:
Net investment income	(0.43)	(0.38)	(0.53)	(0.44)	(0.40)	(0.60)
Net realized gains	—	—	—	—	—	(0.11)
Return of capital	—	(0.40)	(0.25)	(0.41)	(0.46)	(0.26)
Total distributions	(0.43)	(0.78)	(0.78)	(0.85)	(0.86)	(0.97)

Net asset value, end of period	$14.92	$18.13	$16.10	$16.63	$16.15	$16.43
Total return[4]	(15.36)%	17.98%	1.51%	8.29%	3.68%	(10.67)%

Net assets, end of period (millions)	$106	$134	$115	$144	$204	$288

Ratios to average net assets:
Gross expenses	1.20%[5]	1.20%	1.19%	1.17%	1.17%	1.14%
Net expenses[6]	1.20 [5,7]	1.20	1.19 [7]	1.17 [7]	1.17	1.14
Net investment income	3.91 [5]	2.18	3.02	2.55	2.36	3.05

Portfolio turnover rate	22%	25%	21%	27%	20%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.07	$16.05	$16.58	$16.10	$16.38	$19.38

Income (loss) from operations:
Net investment income	0.33	0.36	0.48	0.38	0.32	0.51
Net realized and unrealized gain (loss)	(3.11)	2.43	(0.25)	0.94	0.23 [3]	(2.56)
Total income (loss) from operations	(2.78)	2.79	0.23	1.32	0.55	(2.05)

Less distributions from:
Net investment income	(0.42)	(0.37)	(0.52)	(0.43)	(0.38)	(0.58)
Net realized gains	—	—	—	—	—	(0.11)
Return of capital	—	(0.40)	(0.24)	(0.41)	(0.45)	(0.26)
Total distributions	(0.42)	(0.77)	(0.76)	(0.84)	(0.83)	(0.95)

Net asset value, end of period	$14.87	$18.07	$16.05	$16.58	$16.10	$16.38
Total return[4]	(15.39)%	17.88%	1.42%	8.23%	3.54%	(10.89)%

Net assets, end of period (000s)	$48,977	$60,430	$58,707	$63,574	$55,384	$49,978

Ratios to average net assets:
Gross expenses	1.28%[5]	1.27%	1.28%	1.28%	1.33%	1.29%
Net expenses[6]	1.28 [5,7]	1.27	1.28	1.28	1.33	1.29
Net investment income	3.82 [5]	2.10	2.91	2.29	2.03	2.80

Portfolio turnover rate	22%	25%	21%	27%	20%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$17.16	$15.28	$15.81	$15.39	$15.70	$18.60

Income (loss) from operations:
Net investment income	0.26	0.23	0.37	0.29	0.24	0.40
Net realized and unrealized gain (loss)	(2.94)	2.31	(0.24)	0.86	0.20 [3]	(2.46)
Total income (loss) from operations	(2.68)	2.54	0.13	1.15	0.44	(2.06)

Less distributions from:
Net investment income	(0.36)	(0.32)	(0.45)	(0.38)	(0.35)	(0.50)
Net realized gains	—	—	—	—	—	(0.11)
Return of capital	—	(0.34)	(0.21)	(0.35)	(0.40)	(0.23)
Total distributions	(0.36)	(0.66)	(0.66)	(0.73)	(0.75)	(0.84)

Net asset value, end of period	$14.12	$17.16	$15.28	$15.81	$15.39	$15.70
Total return[4]	(15.61)%	17.08%	0.79%	7.49%	2.90%	(11.36)%

Net assets, end of period (000s)	$58,289	$84,027	$113,580	$171,602	$238,172	$320,050

Ratios to average net assets:
Gross expenses	1.96%[5]	1.94%	1.92%	1.91%	1.91%	1.89%
Net expenses[6]	1.96 [5,7]	1.94	1.92 [7]	1.91 [7]	1.91	1.89
Net investment income	3.16 [5]	1.45	2.31	1.79	1.58	2.25

Portfolio turnover rate	22%	25%	21%	27%	20%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.27	$16.22	$16.75	$16.26	$16.53	$19.54

Income (loss) from operations:
Net investment income	0.36	0.42	0.56	0.46	0.43	0.62
Net realized and unrealized gain (loss)	(3.14)	2.46	(0.27)	0.93	0.20 [3]	(2.61)
Total income (loss) from operations	(2.78)	2.88	0.29	1.39	0.63	(1.99)

Less distributions from:
Net investment income	(0.45)	(0.40)	(0.56)	(0.47)	(0.42)	(0.63)
Net realized gains	—	—	—	—	—	(0.11)
Return of capital	—	(0.43)	(0.26)	(0.43)	(0.48)	(0.28)
Total distributions	(0.45)	(0.83)	(0.82)	(0.90)	(0.90)	(1.02)

Net asset value, end of period	$15.04	$18.27	$16.22	$16.75	$16.26	$16.53
Total return[4]	(15.23)%	18.31%	1.77%	8.60%	3.97%	(10.53)%

Net assets, end of period (000s)	$54,428	$75,791	$84,885	$143,876	$171,385	$251,612

Ratios to average net assets:
Gross expenses	0.95%[5]	0.93%	0.92%	0.92%	0.91%	0.90%
Net expenses[6]	0.95 [5,7]	0.93	0.92	0.92	0.91	0.90
Net investment income	4.19 [5]	2.45	3.33	2.71	2.65	3.29

Portfolio turnover rate	22%	25%	21%	27%	20%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.25	$16.21	$16.75	$16.27	$16.54	$19.55

Income (loss) from operations:
Net investment income	0.37	0.40	0.48	0.40	0.40	0.61
Net realized and unrealized gain (loss)	(3.14)	2.48	(0.19)	0.98	0.23 [3]	(2.60)
Total income (loss) from operations	(2.77)	2.88	0.29	1.38	0.63	(1.99)

Less distributions from:
Net investment income	(0.45)	(0.41)	(0.56)	(0.47)	(0.42)	(0.63)
Net realized gains	—	—	—	—	—	(0.11)
Return of capital	—	(0.43)	(0.27)	(0.43)	(0.48)	(0.28)
Total distributions	(0.45)	(0.84)	(0.83)	(0.90)	(0.90)	(1.02)

Net asset value, end of period	$15.03	$18.25	$16.21	$16.75	$16.27	$16.54
Total return[4]	(15.17)%	18.30%	1.75%	8.56%	4.00%	(10.51)%

Net assets, end of period (000s)	$1,019	$1,192	$184	$82	$11	$10

Ratios to average net assets:
Gross expenses	0.94%[5]	1.03%	1.42%	2.40%	1.20%	0.93%
Net expenses[6,7]	0.90 [5]	0.90	0.90	0.90	0.90	0.89
Net investment income	4.25 [5]	2.29	2.90	2.36	2.47	3.27

Portfolio turnover rate	22%	25%	21%	27%	20%	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2020 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

18	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$185,641,923	—	—	$185,641,923
Master Limited Partnerships	48,097,318	—	—	48,097,318
Convertible Preferred Stocks	29,012,584	—	—	29,012,584
Investments in Underlying Funds	4,835,649	—	—	4,835,649
Total Long-Term Investments	267,587,474	—	—	267,587,474
Short-Term Investments†	1,469,277	—	—	1,469,277
Total Investments	$269,056,751	—	—	$269,056,751

†	See Schedule of Investments for additional detailed categorizations.

(b) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(c) Master limited partnerships. The Fund may not invest more than 25% of the value of its total assets in the securities of Master Limited Partnerships (“MLPs”) that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships. This 25% limitation applies generally to MLPs that focus on commodity and energy-related industries. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer,

20	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

The Fund, and entities in which the Fund invests, may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted if there is an audit of the Fund, or of any entity that is treated as a partnership for tax purposes in which the Fund holds an equity interest. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Return of capital estimates. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital and distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(h) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

22	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

(i) Distributions to shareholders. Distributions are declared and paid on a quarterly basis to shareholders of the Fund and are recorded on ex-dividend date. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. The Fund may distribute additional amounts if required under the income tax regulations. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

The Fund may invest in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The distributions paid by the MLPs generally do not constitute income for tax purposes. Each MLP may allocate losses to the Fund which are generally not deductible in computing the Fund’s taxable income until such time as that particular MLP either generates income to offset those losses or the Fund disposes of units in that MLP. This may result in the Fund’s taxable income being substantially different than its book income in any given year. As a result, the Fund may have insufficient taxable income to support its distributions paid resulting in a return of capital to shareholders. A return of capital distribution is generally not treated as taxable income to shareholders and instead reduces a shareholder’s basis in their shares of the Fund.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class I and Class IS shares did not exceed 1.25%, 1.45%, 2.00%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive

24	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2020, fees waived and/or expenses reimbursed amounted to $2,167, which included an affiliated money market fund waiver of $26.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$2,762	$17,385	—
CDSCs	500	—	$858

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$68,877,817
Sales	92,887,906

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

At April 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$213,765,488	$73,391,369	$(18,100,106)	$55,291,263

4. Derivative instruments and hedging activities

During the six months ended April 30, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.25%, 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$155,796	$67,619
Class A2	70,615	53,489
Class C	371,662	44,433
Class I	—	37,670
Class IS	—	534
Total	$598,073	$203,745

For the six months ended April 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$770
Class A2	353
Class C	438
Class I	397
Class IS	209
Total	$2,167

26	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Net Investment Income:
Class A	$3,089,321	$2,619,953
Class A2	1,383,128	1,304,461
Class C	1,634,200	2,112,478
Class I	1,738,818	1,882,605
Class IS	30,395	12,964
Total	$7,875,862	$7,932,461

Return of Capital:
Class A	—	$2,735,304
Class A2	—	1,339,474
Class C	—	1,991,433
Class I	—	1,813,877
Class IS	—	23,973
Total	—	$7,904,061

7. Shares of beneficial interest

At April 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	283,909	$4,925,432	1,195,797	$21,114,228
Shares issued on reinvestment	197,082	2,987,812	309,523	5,161,833
Shares repurchased	(771,664)	(12,808,234)	(1,233,328)	(20,629,011)
Net increase (decrease)	(290,673)	$(4,894,990)	271,992	$5,647,050

Class A2
Shares sold	219,129	$3,752,578	322,426	$5,462,655
Shares issued on reinvestment	91,573	1,383,128	159,399	2,643,934
Shares repurchased	(362,400)	(6,088,503)	(795,256)	(13,364,771)
Net decrease	(51,698)	$(952,797)	(313,431)	$(5,258,182)

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	Shares	Amount	Shares	Amount
Class C
Shares sold	44,789	$756,834	93,302	$1,475,941
Shares issued on reinvestment	104,048	1,498,900	243,575	3,819,193
Shares repurchased	(915,443)	(14,259,625)	(2,873,660)	(46,347,533)
Net decrease	(766,606)	$(12,003,891)	(2,536,783)	$(41,052,399)

Class I
Shares sold	169,218	$2,928,012	433,120	$7,400,994
Shares issued on reinvestment	109,556	1,688,263	213,570	3,569,286
Shares repurchased	(808,396)	(12,729,752)	(1,730,459)	(28,788,964)
Net decrease	(529,622)	$(8,113,477)	(1,083,769)	$(17,818,684)

Class IS
Shares sold	5,654	$108,807	66,714	$1,152,108
Shares issued on reinvestment	1,998	30,395	2,119	36,937
Shares repurchased	(5,154)	(85,011)	(14,877)	(264,663)
Net increase	2,498	$54,191	53,956	$924,382

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended April 30, 2020. The following transactions were effected in shares of such company for the six months ended April 30, 2020.

	Affiliate Value at October 31,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$7,794,124	7,794,124	$7,500,269	7,500,269

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,286	—	$293,855

28	ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report

9. Deferred capital losses

As of October 31, 2019, the Fund had deferred capital losses of $84,990,805, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

***

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

ClearBridge Tactical Dividend Income Fund 2020 Semi-Annual Report	29

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held in November 2019, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

At meetings of the Trust’s Board of Trustees held in March and April 2020, the Board considered the approval of new Agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton. Upon completion of the sale (referred to herein as the “Transaction”), the Manager and the Sub-Advisers will become subsidiaries of Franklin Templeton. The sale will result in what is commonly called a “change of control” of Legg Mason and will cause the current Agreements to terminate in accordance with applicable law. The new Agreements are identical to the current Agreements, except for the dates of execution, effectiveness and termination. The Board also approved interim Agreements in the event shareholders do not approve the new Agreements before the Transaction is completed to allow the Manager and the Sub-Advisers to continue providing services to the Fund while shareholder approval of the new Agreements continues to be sought. The terms of the interim Agreements are identical to those of the current Agreements, except for the term and certain escrow provisions. The Board considered that the current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years. At the March and April meetings, the Board

30	ClearBridge Tactical Dividend Income Fund

considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the new Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Legg Mason and Franklin Templeton. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the new Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the current and new Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided (and expected to be provided) to the Fund under the Management Agreement and Sub-Advisory Agreements

In connection with the November 2019 meeting, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

ClearBridge Tactical Dividend Income Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

At the November 2019 meeting, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Sub-Advisers under the new Management Agreement and new Sub-Advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Sub-Advisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Sub-Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Sub-Advisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as

32	ClearBridge Tactical Dividend Income Fund

the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Sub-Advisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Sub-Advisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided under the new Agreements for the Fund were sufficient and supported a decision to approve each new Agreement.

Fund Performance

In connection with the November 2019 meeting, the Board received and reviewed performance information for the Fund and for all retail and institutional equity income funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2019. The Fund performed better than the median performance of the funds in the Performance Universe for the one-year period and was ranked in the first quintile of the funds in the Performance Universe, but performed below the median performance of the funds in the Performance Universe for the three-, five- and ten-year periods. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during certain periods under review, noting the differences in Fund’s strategy from that of the funds in the Performance Universe. The Trustees noted that the primary objective of the Fund is to generate high current income. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its

ClearBridge Tactical Dividend Income Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

review, the Board was satisfied that the Fund had achieved its primary objective. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

In connection with the April 2020 meeting, the Board received and reviewed updated performance information for the Fund and for the Performance Universe. In addition to considering this information, the Trustees noted that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Manager and the Sub-Advisers, and that Franklin Templeton does not expect to propose any changes to the investment objective or principal investment strategies of the Fund as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely portfolio management and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and the Sub-Advisers, before and after the Transaction, and report to the full Board.

Management Fees and Expense Ratios

In connection with the November 2019 meeting, the Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, the Board also reviewed and considered the actual management fee rate (the “Actual Management Fee”) paid by the Fund over the Fund’s last fiscal year.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

34	ClearBridge Tactical Dividend Income Fund

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of 16 institutional equity income funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional equity income funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were higher than the median of management fees paid by the funds in the Expense Group and that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

In connection with the April 2020 meeting, the Board received and reviewed updated management fee and expense ratio information for the Fund and for the Expense Group and Expense Universe. The Board considered that the new Management Agreement does not change the Fund’s management fee rate or the computation method for calculating such fees, and there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager Profitability and Economies of Scale

In connection with the November 2019 meeting, the Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

ClearBridge Tactical Dividend Income Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board noted, however, that the Contractual Management Fee increases the potential for sharing economies of scale with shareholders to the extent the Fund’s assets grow than if no breakpoints were in place. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

In connection with the April 2020 meeting, the Board received and considered an updated profitability analysis of the Manager and its affiliates in providing services to the Fund. The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the current Agreements and expected to be provided to the Fund under the new Agreements after the Transaction.

Other Benefits to the Manager

In connection with the November 2019 meeting, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

36	ClearBridge Tactical Dividend Income Fund

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the current Management Agreement and the current Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the current Management Agreement and the current Sub-Advisory Agreements.

In connection with the April 2020 meeting, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the current Agreements. The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

After consideration of the factors described above, as well as other factors, the Trustees approved the new Management Agreement and the new Sub-Advisory Agreements (including the interim Agreements) and recommended that shareholders approve the new Agreements, effective upon consummation of the Transaction.

ClearBridge Tactical Dividend Income Fund	37

ClearBridge

Tactical Dividend Income Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Tactical Dividend Income Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Tactical Dividend Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Tactical Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02555 6/20 SR20-3886

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 22, 2020